Material Accounting Policies - Effects of Inflation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	21.10%	19.40%	13.90%
Guatemala
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	17.30%	18.00%	11.70%
Costa Rica
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	9.50%	12.40%	5.80%
Panama
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	6.70%	3.10%	0.90%
Colombia
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	30.60%	21.40%	11.40%
Nicaragua
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	26.30%	23.10%	17.10%
Argentina
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	815.60%	300.30%	216.10%
Brazil
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	21.80%	21.70%	20.00%
Euro Zone
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	18.00%	14.60%	5.80%
Chile
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	25.60%	20.90%	13.70%
Peru
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	19.20%	15.40%	10.60%
Ecuador
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	7.20%	5.80%	22.80%
United States
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	17.80%	13.80%	11.00%
Uruguay
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	22.90%	27.90%	28.50%
Germany
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	24.10%	0.00%	0.00%
Netherlands
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	19.10%	0.00%	0.00%
Austria
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	21.30%	0.00%	0.00%
Luxembourg
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	17.30%	0.00%	0.00%
Switzerland
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	6.20%	0.00%	0.00%